LEASES	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES
NOTE 9:	LEASES

We do not own any real estate. We lease approximately (i) 835 square meters of office premises in Tel Aviv, under a lease which started on April l 1, 2021 and expires on March 31, 2026 the monthly fee is approximately $39; (ii)  530 square meters of office and warehousing premises in Netania, under a lease which started on August 28, 2025 and expires on August 27, 2028 the monthly fee is approximately $14; (iii) and 380 square meters of warehousing premises in Migdal HaEmek, Israel, under a lease which  started on January 1, 2023 and expires on December 31, 2026 with monthly fee is approximately $4.

We lease approximately 1,701 square meters of office premises in California, Kentucky and Miami for our U.S. subsidiaries, which under the current lease contracts expire gradually by 2026, 2027 and 2031 with a monthly fee of approximately $4, $4 and $13 for 2025, respectively.

	Year ended December 31,
	2025	2024	2023
The components of lease expense were as follows:
Operating leases expenses	$752	$759	701

Cash flow information related to operating leases:
Cash used in operating activities	$773	$782	694

Non-cash activity - Right of use assets obtained in exchange for new operating lease liabilities	$1,584	$777	652

	December 31,
	2025	2024
Supplemental information related to operating leases, including location of amounts reported in the accompanying consolidated balance sheets, follows:
Other assets - Right-of-Use assets	$2,321	$1,428
Accumulated amortization	832	823
Operating lease Right-of-Use assets, net	$1,489	$605

Lease liabilities – current - accrued expenses and other liabilities	$425	$445
Lease liabilities – noncurrent	1,082	118
Total operating lease liabilities	$1,507	$563

Weighted average remaining lease term in years	4.57	1.20
Weighted average annual discount rate	8%	9%

Future minimum lease commitments under non-cancelable operating leases for the years ended December 31, 2025, are as follows:

2026	485
2027	331
2028	276
2029	257
2030	260
2031	52
Total operating lease payments	1,661
Less: imputed interest	(154)
Present value of lease Liabilities	$1,507